SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	SELLING, GENERAL AND ADMINISTRATIVE EXPENSESIncluded in selling, general and administrative expenses [“SG&A”] are salaries and benefits of $241,614 for the year ended December 31, 2020 [2019 - $265,908]. Other SG&A of $207,825 for the year ended December 31, 2020, primarily includes marketing and information technology expenses as well as professional and regulatory fees [2019 - $223,364].